Inventory	9 Months Ended
Sep. 30, 2020
XL Hybrids, Inc [Member]
Inventory [Line Items]
Inventory
Note 5. Inventory
Inventories are measured at the lower of cost or net realizable value. The cost of inventories includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, costs include an appropriate share of production overhead based on normal operating capacity.

Inventories consist of the following:

	September 30, 2020	December 31, 2019
Raw Materials	$4,438	$2,297
Work-in-process	40	120
Finished Goods	205	72
Reserve for Obsolescence	(130)	(249)

	$4,553	$2,240